Document and Entity Information	Mar. 31, 2016
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2016
Registrant Name	MORGAN STANLEY LIQUID ASSET FUND INC
Central Index Key	0000093285
Amendment Flag	false
Document Creation Date	Mar. 31, 2016
Document Effective Date	Mar. 31, 2016
Prospectus Date	Dec. 31, 2015
MORGAN STANLEY LIQUID ASSET FUND INC | MORGAN STANLEY LIQUID ASSET FUND INC
Prospectus:
Trading Symbol	dwlxx